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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08355
                                  ----------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   6200 The Corners Parkway         Norcross, Georgia                30092
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.   6200 The Corners Parkway Norcross, GA   30092
--------------------------------------------------------------------------------
                                         (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       December 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

I want to applaud you for your decision to include U.S. real estate in your investment holdings and thank you for adding the Wells S&P REIT Index Fund to your investment portfolio.

Real estate investment trusts (REITs) are helping thousands of individual investors like you capture the benefits of owning high-value U.S. commercial real estate. REITs have surged in popularity as more and more people are recognizing that investing in real estate -- beyond just their personal homes -- may bring much-needed balance and diversification to their portfolios. In 2006, REIT returns exceeded analysts' predictions and significantly outperformed the S&P 500, posting the second strongest year of returns in the modern history of REITs.

Our Wells S&P REIT Index Fund seeks to mirror the holdings of the S&P REIT Composite Index, which in turn attempts to reflect the total U.S. publicly traded REIT market. We achieved a high correlation between the Fund and the Index in 2006, with the Index posting a gain of 35.44% last year, while the Wells S&P REIT Index Fund (Class "A" Shares) posted a return of 34.11%.1 The Fund's top-five sectors, by percentage holding, were 25.9% in retail properties, 19.8% in office, 19.8% in specialized, 17.7% in residential, and 7.7% in the diversified sector. In addition, the portfolio includes all three types of REITs
- equity, mortgage, and hybrid.

We also were proud to welcome a new member to the Wells Family of Mutual Funds last year with the recent launch of the Wells Dow Jones Wilshire Global Real Estate Securities IndexSM (RESI) Fund.2 To learn more about this new Fund, please visit www.wellsref.com.

Thank you for choosing to invest in the Wells S&P REIT Index Fund. We are proud to have helped you participate in 2006's exceptional returns from REITs, and continue to believe in the strength and endurance of U.S. real estate. If you have any questions or concerns, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,


/s/ Leo


Leo F. Wells III
President
Wells Real Estate Funds

1 Performance does not reflect the impact of taxes and sales charges which, if reflected, would reduce performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the past performance quoted. Performance through the most recent month-end is available at www.wellsref.com or by calling 800-282-1581. The performance of Class "A" shares will differ from the performance of the other classes of shares to the extent that the classes have different expenses and sales load structures. The Wells S&P REIT Index Fund's returns will vary from the S&P REIT Composite Index. You cannot invest in an index. Differences in performance are due in part to (but not limited to) the Fund's expenses, the level of cash allocation in the Fund, and the degree of cash flows into and out of the Fund, matched with the corresponding portfolio transactions to invest investor purchases or manage redemptions. The Fund's investment return and principal will fluctuate. Upon redemption, shares may be worth more or less than their original cost.
2 THE WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND PROSPECTUS INCLUDES INFORMATION ON CHARGES, EXPENSES, AND OTHER IMPORTANT FACTS. INVESTORS SHOULD CONSIDER THEIR INVESTMENT OBJECTIVES AND RISKS, ALONG WITH THE
     PRODUCT'S CHARGES AND EXPENSES BEFORE INVESTING. YOU CAN OBTAIN A PROSPECTUS FROM YOUR FINANCIAL REPRESENTATIVE OR BY VISITING WWW.WELLSREF.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Dow Jones Wilshire Global RESISM is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company and Wilshire Associates Incorporated. "Dow Jones" and "Wilshire" are the respective service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Wells Dow Jones Wilshire Global RESI Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones or Wilshire.

PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE WELLS S&P REIT INDEX FUND(a) AND THE S&P REIT COMPOSITE INDEX


                               [GRAPHIC OMITTED]


          S&P REIT COMPOSITE INDEX             WELLS S&P REIT INDEX FUND
          -------------------------             ------------------------

           DATE               VALUE               DATE             VALUE
           ----               -----               ----             -----
         03/02/98         $  10,000             03/02/98        $  9,600
         03/31/98            10,196             03/31/98           9,629
         06/30/98             9,689             06/30/98           9,082
         09/30/98             8,578             09/30/98           8,055
         12/31/98             8,235             12/31/98           7,717
         03/31/99             7,862             03/31/99           7,383
         06/30/99             8,608             06/30/99           8,081
         09/30/99             7,854             09/30/99           7,374
         12/31/99             7,752             12/31/99           7,235
         03/31/00             7,928             03/31/00           7,389
         06/30/00             8,749             06/30/00           8,145
         09/30/00             9,582             09/30/00           8,852
         12/31/00            10,004             12/31/00           9,229
         03/31/01             9,987             03/31/01           9,189
         06/30/01            11,103             06/30/01          10,166
         09/30/01            10,873             09/30/01           9,945
         12/31/01            11,433             12/31/01          10,394
         03/31/02            12,386             03/31/02          11,217
         06/30/02            12,982             06/30/02          11,704
         09/30/02            11,828             09/30/02          10,655
         12/31/02            11,900             12/31/02          10,701
         06/30/03            13,556             06/30/03          12,097
         12/31/03            16,201             12/31/03          14,326
         06/30/04            17,152             06/30/04          15,079
         12/31/04            21,410             12/31/04          18,643
         06/30/05            22,707             06/30/05          19,693
         12/31/05            23,892             12/31/05          20,535
         06/30/06            27,016             06/30/06          23,112
         12/31/06            32,440             12/31/06          27,541


Past performance is not predictive of future performance.


--------------------------------------------------------------------------------
                           Wells S&P REIT Index Fund
                        Average Annual Total Returns(b)
                       (periods ended December 31, 2006)

                           1 Year     5 Years     Since Inception(c)
                           ------     -------     ---------------
               Class A     28.70%     20.53%           12.15%
               Class B     28.07%     20.42%           16.18%
               Class C     32.04%     20.61%           16.29%
               Class I     34.32%      n/a             26.92%
--------------------------------------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999 and the initial public offering of Class I shares commenced on August 25, 2003.

WELLS S&P REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

     [GRAPHIC OMITTED]                   Diversified - 7.7%
                                         Industrial - 6.7%
                                         Mortgage - 2.4%
                                         Office - 19.8%
                                         Residential - 17.7%
                                         Retail - 25.9%
                                         Specialized - 19.8%


WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                           % OF
                                                        NET ASSETS
                                                        ----------
          Simon Property Group, Inc.                       6.1%
          Equity Office Properties Trust                   4.6%
          Vornado Realty Trust                             4.3%
          ProLogis                                         4.1%
          Equity Residential                               4.1%
          Boston Properties, Inc.                          3.6%
          Host Hotels & Resorts, Inc.                      3.5%
          Archstone-Smith Trust                            3.5%
          General Growth Properties, Inc.                  3.5%
          Public Storage, Inc.                             3.3%

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================
ASSETS
Investment securities:
  At acquisition cost ......................................    $  283,582,813
                                                                ==============
  At market value (Note 1) .................................    $  430,199,550
Cash .......................................................             2,480
Dividends receivable .......................................         2,415,166
Receivable for investment securities sold ..................           403,940
Receivable for capital shares sold .........................         1,214,906
Other assets ...............................................           111,677
                                                                --------------
  TOTAL ASSETS .............................................       434,347,719
                                                                --------------
LIABILITIES
Line of credit payable (Note 5) ............................         4,605,000
Payable for investment securities purchased ................           404,503
Payable for capital shares redeemed ........................         1,078,051
Payable to Adviser (Note 3) ................................           100,460
Payable to Underwriter (Note 3) ............................           194,996
Payable to affiliates (Note 3) .............................            70,900
Other accrued expenses and liabilities .....................            61,947
                                                                --------------
  TOTAL LIABILITIES ........................................         6,515,857
                                                                --------------
NET ASSETS .................................................    $  427,831,862
                                                                ==============
NET ASSETS CONSIST OF:
Paid-in capital ............................................    $  283,098,463
Distributions in excess of net realized gains from
  security transactions ....................................        (1,883,338)
Net unrealized appreciation on investments .................       146,616,737
                                                                --------------
Net assets .................................................    $  427,831,862
                                                                ==============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ....................    $  267,233,826
                                                                ==============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ....        19,413,226
                                                                ==============
Net asset value and redemption price per share (Note 1) ....    $        13.77
                                                                ==============
Maximum offering price per share (Note 1) ..................    $        14.34
                                                                ==============
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ....................    $   69,224,852
                                                                ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...............         4,934,733
                                                                ==============
Net asset value and offering price per share(a) (Note 1) ...    $        14.03
                                                                ==============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ....................    $   90,385,329
                                                                ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...............         6,473,785
                                                                ==============
Net asset value and offering price per share(a) (Note 1) ...    $        13.96
                                                                ==============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ....................    $      987,855
                                                                ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...............            71,729
                                                                ==============
Net asset value, offering price and redemption price
  per share (Note 1) .......................................    $        13.77
                                                                ==============

(a)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================
INVESTMENT INCOME
  Dividends ................................................    $    9,945,308
                                                                --------------

EXPENSES
  Investment advisory fees (Note 3) ........................         1,915,148
  Distribution expenses, Class A (Note 3) ..................           594,969
  Distribution expenses, Class B (Note 3) ..................           625,904
  Distribution expenses, Class C (Note 3) ..................           816,416
  Transfer agent fees, Class A (Note 3) ....................           236,532
  Transfer agent fees, Class B (Note 3) ....................            63,373
  Transfer agent fees, Class C (Note 3) ....................            84,443
  Transfer agent fees, Class I (Note 3) ....................            12,000
  Administrative services fees (Note 3) ....................           347,783
  Trustees fees ............................................           178,000
  Postage and supplies expense .............................           157,222
  Custodian fees ...........................................           125,164
  Professional fees ........................................           121,118
  Accounting services fees (Note 3) ........................            85,032
  Registration fees, Common ................................            22,194
  Registration fees, Class A ...............................            18,555
  Registration fees, Class B ...............................             9,567
  Registration fees, Class C ...............................            10,146
  Registration fees, Class I ...............................               972
  Insurance expense ........................................            45,403
  Reports to shareholders ..................................            44,363
  Interest expense (Note 5) ................................             4,113
  Other expenses ...........................................           104,288
                                                                --------------
    TOTAL EXPENSES .........................................         5,622,705
    Fees waived by the Adviser (Note 3) ....................          (311,311)
    Class A expenses reimbursed by the Adviser (Note 3) ....          (255,087)
    Class B expenses reimbursed by the Adviser (Note 3) ....           (72,941)
    Class C expenses reimbursed by the Adviser (Note 3) ....           (94,589)
    Class I expenses reimbursed by the Adviser (Note 3) ....           (12,972)
                                                                --------------
    NET EXPENSES ...........................................         4,875,805
                                                                --------------

NET INVESTMENT INCOME ......................................         5,069,503
                                                                --------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ............        40,117,557
  Net change in unrealized appreciation/depreciation
    on investments .........................................        65,640,323
                                                                --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........       105,757,880
                                                                --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................    $  110,827,383
                                                                ==============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                               YEAR ENDED       YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ..................................   $   5,069,503    $   6,273,762
  Net realized gains from security transactions ..........      40,117,557       27,783,372
  Net change in unrealized appreciation/depreciation
    on investments .......................................      65,640,323       (2,961,566)
                                                             -------------    -------------
Increase in net assets from operations ...................     110,827,383       31,095,568
                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A ..........      (3,823,989)      (4,495,669)
  Dividends from net investment income, Class B ..........        (533,315)        (750,899)
  Dividends from net investment income, Class C ..........        (696,976)      (1,011,291)
  Dividends from net investment income, Class R ..........              --             (385)
  Dividends from net investment income, Class I ..........         (15,223)         (15,518)
  Distributions from net realized gains, Class A .........     (24,728,226)     (17,389,172)
  Distributions from net realized gains, Class B .........      (6,327,558)      (4,499,796)
  Distributions from net realized gains, Class C .........      (8,266,058)      (6,009,737)
  Distributions from net realized gains, Class I .........         (90,800)         (55,918)
  Return of capital, Class A .............................      (3,136,657)      (3,615,813)
  Return of capital, Class B .............................        (799,792)        (901,231)
  Return of capital, Class C .............................      (1,045,398)      (1,215,764)
  Return of capital, Class R .............................              --             (295)
  Return of capital, Class I .............................         (10,786)         (11,133)
                                                             -------------    -------------
Decrease in net assets from distributions to shareholders      (49,474,778)     (39,972,621)
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
  Proceeds from shares sold ..............................      44,377,888       47,477,936
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................      26,829,945       20,881,235
  Payments for shares redeemed ...........................     (52,327,434)     (65,065,273)
                                                             -------------    -------------
Net increase in net assets from Class A share transactions      18,880,399        3,293,898
                                                             -------------    -------------

CLASS B
  Proceeds from shares sold ..............................       6,016,101        7,702,645
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................       6,407,928        5,071,022
  Payments for shares redeemed ...........................      (8,570,868)      (7,898,668)
                                                             -------------    -------------
Net increase in net assets from Class B share transactions       3,853,161        4,874,999
                                                             -------------    -------------

CLASS C
  Proceeds from shares sold ..............................      12,830,799       14,913,091
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................       8,683,863        6,651,173
  Payments for shares redeemed ...........................     (17,757,976)     (15,253,148)
                                                             -------------    -------------
Net increase in net assets from Class C share transactions       3,756,686        6,311,116
                                                             -------------    -------------


6

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                               YEAR ENDED       YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                  2006             2005
---------------------------------------------------------------------------------------------
CLASS R
  Proceeds from shares sold ..............................   $          --    $      30,824
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .....................              --              680
  Payments for shares redeemed ...........................              --          (84,919)
                                                             -------------    -------------
Net decrease in net assets from Class R share transactions              --          (53,415)
                                                             -------------    -------------

CLASS I
  Proceeds from shares sold ..............................         177,694          288,833
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ........................         108,559           77,285
  Payments for shares redeemed ...........................        (102,855)        (261,718)
                                                             -------------    -------------
Net increase in net assets from Class I share transactions         183,398          104,400
                                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS .............................      88,026,249        5,653,945

NET ASSETS
  Beginning of year ......................................     339,805,613      334,151,668
                                                             -------------    -------------
  End of year ............................................   $ 427,831,862    $ 339,805,613
                                                             =============    =============

UNDISTRIBUTED NET INVESTMENT INCOME ......................   $          --    $          --
                                                             =============    =============


See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                           2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     11.64    $     11.97    $     10.31    $      8.26    $      8.63
                                                       -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.22           0.27           0.31           0.28           0.34
  Net realized and unrealized gains
    (losses) on investments ........................          3.70           0.92           2.73           2.45          (0.07)
                                                       -----------    -----------    -----------    -----------    -----------
Total from investment operations ...................          3.92           1.19           3.04           2.73           0.27
                                                       -----------    -----------    -----------    -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.22)         (0.27)         (0.31)         (0.28)         (0.34)
  Distributions from net realized gains ............         (1.39)         (1.04)         (0.99)         (0.28)         (0.18)
  Return of capital ................................         (0.18)         (0.21)         (0.08)         (0.12)         (0.12)
                                                       -----------    -----------    -----------    -----------    -----------
Total distributions ................................         (1.79)         (1.52)         (1.38)         (0.68)         (0.64)
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value at end of year .....................   $     13.77    $     11.64    $     11.97    $     10.31    $      8.26
                                                       ===========    ===========    ===========    ===========    ===========

Total return(a) ....................................        34.11%         10.15%         30.13%         33.88%          2.97%
                                                       ===========    ===========    ===========    ===========    ===========

Net assets at end of year (000's) ..................   $   267,234    $   210,471    $   212,993    $   170,443    $    93,545
                                                       ===========    ===========    ===========    ===========    ===========

Ratio of net expenses to average net assets(b) .....         0.99%          0.99%          0.99%          0.99%          0.99%

Ratio of net investment income to average net assets         1.60%          2.17%          2.86%          3.19%          3.96%

Portfolio turnover rate ............................           20%            18%            26%            13%            10%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.18%, 1.25%, 1.30%, 1.34% and 1.38% years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                           2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     11.84    $     12.15    $     10.46    $      8.37    $      8.75
                                                       -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.12           0.18           0.23           0.22           0.27
  Net realized and unrealized gains
    (losses) on investments ........................          3.75           0.94           2.76           2.48          (0.07)
                                                       -----------    -----------    -----------    -----------    -----------
Total from investment operations ...................          3.87           1.12           2.99           2.70           0.20
                                                       -----------    -----------    -----------    -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.12)         (0.18)         (0.23)         (0.22)         (0.27)
  Distributions from net realized gains ............         (1.39)         (1.04)         (0.99)         (0.28)         (0.18)
  Return of capital ................................         (0.17)         (0.21)         (0.08)         (0.11)         (0.13)
                                                       -----------    -----------    -----------    -----------    -----------
Total distributions ................................         (1.68)         (1.43)         (1.30)         (0.61)         (0.58)
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value at end of year .....................   $     14.03    $     11.84    $     12.15    $     10.46    $      8.37
                                                       ===========    ===========    ===========    ===========    ===========

Total return(a) ....................................        33.07%          9.35%         29.12%         32.98%          2.13%
                                                       ===========    ===========    ===========    ===========    ===========

Net assets at end of year (000's) ..................   $    69,225    $    55,231    $    51,588    $    31,854    $    18,880
                                                       ===========    ===========    ===========    ===========    ===========

Ratio of net expenses to average net assets(b) .....         1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to average net assets         0.85%          1.42%          2.11%          2.44%          3.21%

Portfolio turnover rate ............................           20%            18%            26%            13%            10%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.94%, 2.00%, 1.94%, 1.96% and 1.99% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                           2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............   $     11.79    $     12.10    $     10.43    $      8.35    $      8.72
                                                       -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
  Net investment income ............................          0.12           0.18           0.23           0.22           0.27
  Net realized and unrealized gains
    (losses) on investments ........................          3.73           0.94           2.74           2.47          (0.06)
                                                       -----------    -----------    -----------    -----------    -----------
Total from investment operations ...................          3.85           1.12           2.97           2.69           0.21
                                                       -----------    -----------    -----------    -----------    -----------

Less distributions:
  Dividends from net investment income .............         (0.12)         (0.18)         (0.23)         (0.22)         (0.27)
  Distributions from net realized gains ............         (1.39)         (1.04)         (0.99)         (0.28)         (0.18)
  Return of capital ................................         (0.17)         (0.21)         (0.08)         (0.11)         (0.13)
                                                       -----------    -----------    -----------    -----------    -----------
Total distributions ................................         (1.68)         (1.43)         (1.30)         (0.61)         (0.58)
                                                       -----------    -----------    -----------    -----------    -----------

Net asset value at end of year .....................   $     13.96    $     11.79    $     12.10    $     10.43    $      8.35
                                                       ===========    ===========    ===========    ===========    ===========

Total return(a) ....................................        33.04%          9.39%         29.01%         32.94%          2.25%
                                                       ===========    ===========    ===========    ===========    ===========

Net assets at end of year (000's) ..................   $    90,385    $    73,420    $    68,912    $    38,861    $    19,350
                                                       ===========    ===========    ===========    ===========    ===========

Ratio of net expenses to average net assets(b) .....         1.74%          1.74%          1.74%          1.74%          1.74%

Ratio of net investment income to average net assets         0.85%          1.42%          2.11%          2.44%          3.21%

Portfolio turnover rate ............................           20%            18%            26%            13%            10%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.94%, 2.01%, 1.94%, 1.96% and 1.99% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively (Note 3).

See accompanying notes to financial statements.


WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                                           YEAR           YEAR           YEAR          PERIOD
                                                          ENDED          ENDED          ENDED          ENDED
                                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                           2006           2005           2004          2003(a)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $    11.65     $    11.97     $    10.31     $     9.39
                                                       ----------     ----------     ----------     ----------

Income from investment operations:
  Net investment income ............................         0.25           0.30           0.29           0.13
  Net realized and unrealized gains on investments .         3.69           0.93           2.77           1.25
                                                       ----------     ----------     ----------     ----------
Total from investment operations ...................         3.94           1.23           3.06           1.38
                                                       ----------     ----------     ----------     ----------

Less distributions:
  Dividends from net investment income .............        (0.25)         (0.30)         (0.29)         (0.13)
  Distributions from net realized gains ............        (1.39)         (1.04)         (0.99)         (0.28)
  Return of capital ................................        (0.18)         (0.21)         (0.12)         (0.05)
                                                       ----------     ----------     ----------     ----------
Total distributions ................................        (1.82)         (1.55)         (1.40)         (0.46)
                                                       ----------     ----------     ----------     ----------

Net asset value at end of period ...................   $    13.77     $    11.65     $    11.97     $    10.31
                                                       ==========     ==========     ==========     ==========

Total return .......................................       34.32%         10.51%         30.44%         14.78%(c)
                                                       ==========     ==========     ==========     ==========

Net assets at end of period (000's) ................   $      988     $      683     $      598     $       69
                                                       ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(b) .....        0.74%          0.74%          0.74%          0.74%(d)

Ratio of net investment income to average net assets        1.85%          2.42%          3.11%          3.44%(d)

Portfolio turnover rate ............................          20%            18%            26%            13%(d)

(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.42%, 3.92%, 9.41% and 27.09%(d) for the periods ended December 31, 2006, 2005, 2004 and 2003, respectively (Note 3).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
================================================================================
COMMON STOCKS -- 100.6%                                 SHARES        VALUE
--------------------------------------------------------------------------------
DIVERSIFIED -- 7.8%
Colonial Properties Trust ........................      53,961   $   2,529,692
Crescent Real Estate Equities Co. ................     108,350       2,139,912
Liberty Property Trust ...........................     105,950       5,206,383
PS Business Parks, Inc. ..........................      18,730       1,324,398
Spirit Finance Corp. .............................     125,980       1,570,971
Vornado Realty Trust .............................     151,300      18,382,950
Washington Real Estate Investment Trust ..........      52,740       2,109,600
                                                                 -------------
                                                                    33,263,906
                                                                 -------------
INDUSTRIAL -- 6.7%
AMB Property Corp. ...............................     104,660       6,134,123
EastGroup Properties, Inc. .......................      27,730       1,485,219
First Industrial Realty Trust, Inc. ..............      52,510       2,462,194
First Potomac Realty Trust .......................      28,250         822,357
Monmouth Real Estate Investment Corp. - Class A ..      23,670         200,011
ProLogis .........................................     289,950      17,620,262
                                                                 -------------
                                                                    28,724,166
                                                                 -------------
MORTGAGE -- 2.4%
iStar Financial, Inc. ............................     146,280       6,995,110
Thornburg Mortgage, Inc. .........................     133,000       3,342,290
                                                                 -------------
                                                                    10,337,400
                                                                 -------------
OFFICE -- 19.9%
Alexandria Real Estate Equities, Inc. ............      34,300       3,443,720
BioMed Realty Trust, Inc. ........................      76,740       2,194,764
Boston Properties, Inc. ..........................     136,890      15,315,253
Brandywine Realty Trust ..........................     103,410       3,438,382
Corporate Office Properties Trust ................      50,180       2,532,585
Cousins Properties, Inc. .........................      46,510       1,640,408
Digital Realty Trust, Inc. .......................      53,270       1,823,432
Duke Realty Corp. ................................     158,450       6,480,605
Equity Office Properties Trust ...................     411,855      19,839,055
Highwoods Properties, Inc. .......................      65,690       2,677,524
HRPT Properties Trust ............................     246,110       3,039,459
Kilroy Realty Corp. ..............................      37,950       2,960,100
Lexington Corporate Properties Trust .............      80,590       1,807,634
Mack-Cali Realty Corp. ...........................      73,360       3,741,360
Parkway Properties, Inc. .........................      17,450         890,125
Reckson Associates Realty Corp. ..................      98,150       4,475,640
SL Green Realty Corp. ............................      58,020       7,703,896
U-Store-It Trust .................................      57,780       1,187,379
                                                                 -------------
                                                                    85,191,321
                                                                 -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 100.6% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------
RESIDENTIAL -- 17.8%
American Land Lease, Inc. ........................       7,770   $     205,983
Apartment Investment & Management Co. - Class A ..     113,060       6,333,621
Archstone-Smith Trust ............................     255,886      14,895,124
Associated Estates Realty Corp. ..................      17,900         245,946
AvalonBay Communities, Inc. ......................      87,414      11,368,191
BRE Properties, Inc. - Class A ...................      59,090       3,842,032
Camden Property Trust ............................      66,115       4,882,593
Equity Lifestyle Properties, Inc. ................      27,860       1,516,420
Equity Residential ...............................     342,310      17,372,232
Essex Property Trust, Inc. .......................      27,360       3,536,280
Home Properties, Inc. ............................      38,600       2,287,822
Mid-America Apartment Communities, Inc. ..........      28,700       1,642,788
Post Properties, Inc. ............................      51,050       2,332,985
Sun Communities, Inc. ............................      21,260         687,974
United Dominion Realty Trust, Inc. ...............     157,820       5,017,098
                                                                 -------------
                                                                    76,167,089
                                                                 -------------
RETAIL -- 26.1%
Acadia Realty Trust ..............................      37,230         931,495
CBL & Associates Properties, Inc. ................      76,580       3,319,743
Cedar Shopping Centers, Inc. .....................      50,440         802,500
Developers Diversified Realty Corp. ..............     127,602       8,032,546
Equity One, Inc. .................................      43,700       1,165,042
Federal Realty Investment Trust ..................      64,780       5,506,300
General Growth Properties, Inc. ..................     283,010      14,781,612
Glimcher Realty Trust ............................      43,090       1,150,934
Inland Real Estate Corp. .........................      79,443       1,487,173
Kimco Realty Corp. ...............................     264,850      11,905,007
Kite Realty Group Trust ..........................      33,790         629,170
Macerich Co. (The) ...............................      84,140       7,284,000
Mills Corp. (The) ................................      66,320       1,326,400
National Retail Properties, Inc. .................      69,170       1,587,451
New Plan Excel Realty Trust ......................     121,020       3,325,630
Pennsylvania Real Estate Investment Trust ........      43,210       1,701,610
Ramco-Gershenson Properties Trust ................      19,440         741,442
Realty Income Corp. ..............................     116,990       3,240,623
Regency Centers Corp. ............................      80,740       6,311,446
Saul Centers, Inc. ...............................      13,200         728,508
Simon Property Group, Inc. .......................     259,300      26,264,497
Tanger Factory Outlet Centers, Inc. ..............      36,350       1,420,558
Taubman Centers, Inc. ............................      62,020       3,154,337
Urstadt Biddle Properties, Inc. - Class A ........      26,014         496,607
Weingarten Realty Investors ......................      88,255       4,069,438
                                                                 -------------
                                                                   111,364,069
                                                                 -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -100.6% (CONTINUED)                       SHARES        VALUE
--------------------------------------------------------------------------------
SPECIALIZED -- 19.9%
CentraCore Properties Trust ......................      12,900   $     417,057
Diamondrock Hospitality Co. ......................      89,820       1,617,658
Entertainment Properties Trust ...................      31,020       1,812,809
Equity Inns, Inc. ................................      64,120       1,023,355
FelCor Lodging Trust, Inc. .......................      72,670       1,587,113
Health Care Property Investors, Inc. .............     227,266       8,367,934
Healthcare Realty Trust, Inc. ....................      56,023       2,215,149
Health Care REIT, Inc. ...........................      85,060       3,659,281
Highland Hospitality Corp. .......................      71,650       1,021,012
Hospitality Properties Trust .....................     101,100       4,805,283
Host Hotels & Resorts, Inc. ......................     610,240      14,981,392
Innkeepers USA Trust .............................      52,960         820,880
LaSalle Hotel Properties .........................      46,840       2,147,614
LTC Properties, Inc. .............................      24,290         663,360
Medical Properties Trust, Inc. ...................      47,100         720,630
National Health Investors, Inc. ..................      27,640         912,120
Nationwide Health Properties, Inc. ...............      99,010       2,992,082
Plum Creek Timber Co., Inc. ......................     207,440       8,266,484
Potlatch Corp. ...................................      45,400       1,989,428
Public Storage, Inc. .............................     143,564      13,997,490
Rayonier, Inc. ...................................      89,809       3,686,659
Senior Housing Properties Trust ..................      80,150       1,962,072
Sovran Self Storage, Inc. ........................      23,590       1,351,235
Sunstone Hotel Investors, Inc. ...................      67,620       1,807,483
Trustreet Properties, Inc. .......................      79,120       1,333,172
Universal Health Realty Income Trust .............      13,824         538,859
Winston Hotels, Inc. .............................      34,200         453,150
                                                                 -------------
                                                                    85,150,761
                                                                 -------------

TOTAL COMMON STOCKS (Cost $283,581,975) ..........               $ 430,198,712
                                                                 -------------

================================================================================
CASH EQUIVALENTS -- 0.00%                                SHARES      VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $838) ......................................         838   $         838
                                                                 -------------

TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $283,582,813) ..............................               $ 430,199,550

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6)% ..                  (2,367,688)
                                                                 -------------

NET ASSETS -- 100.0% .............................               $ 427,831,862
                                                                 =============

See accompanying notes to portfolio of investments.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund currently offers four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund is also authorized to issue and sell Retirement Class shares (available for purchase only by certain retirement plans). As of December 31, 2006, the public offering of Retirement Class shares has not yet commenced. Prior to May 1, 2005, a fifth class, Class R, was also offered. Class R shares were sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares. The offering of Class R shares was discontinued on April 30, 2005.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares, is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Short-term capital gain distributions are treated as ordinary income for income tax purposes. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the years ended December 31, 2006 and 2005 are as follows:

---------------------------------------------------------------------------------------------------
                                                                      RETURN OF
                            YEAR      ORDINARY         LONG-TERM       CAPITAL          TOTAL
                           ENDED      INCOME         CAPITAL GAINS   (NONTAXABLE)   DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
          Class A          12/31/06   $  4,565,405   $ 23,986,810    $  3,136,657   $ 31,688,872
                           12/31/05   $  4,728,434   $ 17,156,407    $  3,615,813   $ 25,500,654

          Class B          12/31/06   $    723,032   $  6,137,841    $    799,792   $  7,660,665
                           12/31/05   $    811,131   $  4,439,564    $    901,231   $  6,151,926

          Class C          12/31/06   $    944,814   $  8,018,220    $  1,045,398   $ 10,008,432
                           12/31/05   $  1,091,735   $  5,929,292    $  1,215,764   $  8,236,791

          Class R          12/31/06   $         --   $         --    $         --   $         --
                           12/31/05   $        385   $         --    $        295   $        680

          Class I          12/31/06   $     17,945   $     88,078    $     10,786   $    116,809
                           12/31/05   $     16,266   $     55,169    $     11,133   $     82,568
---------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2006:

          Federal income tax cost ............    $ 285,466,151
                                                  =============
          Gross unrealized appreciation ......    $ 147,159,869
          Gross unrealized depreciation ......       (2,426,470)
                                                  -------------
          Net unrealized appreciation ........      144,733,399
                                                  -------------
          Distributable earnings .............    $ 144,733,399
                                                  =============

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

For the year ended December 31, 2006, the Fund reclassified return of capital distributions of $4,992,633 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.   INVESTMENT TRANSACTIONS

During the period ended December 31, 2006, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $76,596,983 and $88,054,283, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser waived $311,311 of its investment advisory fees and reimbursed the Fund for $255,087 of Class A expenses, $72,941 of Class B expenses, $94,589 of Class C expenses, and $12,972 of Class I expenses during the year ended December 31, 2006. The Adviser has contractually agreed, until at least May 1, 2007, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class A, Class B and Class C shares at or below 0.99%, 1.74% and 1.74%, respectively, per annum. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class I shares at or below 0.74% per annum.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Investments (the Sub-Adviser), has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets, subject to a $200,000 minimum annual fee. Prior to July 1, 2006, for these services, the Adviser (not the Fund) paid the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $120,000 minimum annual fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.08% of the Fund's average daily net assets up to $500 million; 0.05% of such net assets from $500 million to $2 billion; 0.04% of such net assets from $2 billion to $3 billion; and 0.03% of such net assets in excess of $3 billion, subject to a minimum monthly fee of $2,000. Prior to July 1, 2006, Ultimus received a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee. Accordingly, Ultimus received $347,783 for administration fees for the year ended December 31, 2006. As of December 31, 2006, the Fund owes Ultimus $29,500 for administration fees.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500. As of July 1, 2006, the monthly fee was reduced to $500 for any share class with less than 100 accounts. Accordingly, Ultimus received $396,348 for transfer agent fees for the year ended December 31, 2006. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies. As of December 31, 2006, the Fund owes Ultimus $34,200 for transfer agent fees.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset based fee computed as a percentage of the Fund's average net assets. Prior to July 1, 2006, for these services, the Fund paid Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. Accordingly, Ultimus received $85,032 for accounting services fees for the year ended December 31, 2006. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities. As of December 31, 2006, the Fund owes Ultimus $7,200 for accounting services fees.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2006, the Underwriter earned $127,332 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $131,095 and $8,245 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of the Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. During the year ended December 31, 2006, the Fund's Class A, Class B, and Class C shares paid distribution expenses of $594,969, $625,904, and $816,416, respectively. There is no plan of distribution for Class I shares.

4.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.   BANK LINE OF CREDIT

Effective February 28, 2006, the Fund secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the year ended December 31, 2006, the Fund incurred $4,113 of interest expense related to borrowings. Average debt outstanding during the year ended December 31, 2006 was $52,767. As of December 31, 2006, the Fund had outstanding borrowings of $4,605,000.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
6.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                        YEAR          YEAR
                                                       ENDED         ENDED
                                                    DECEMBER 31,  DECEMBER 31,
                                                        2006          2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................     3,311,847     3,949,525
Shares issued in reinvestment of distributions
to shareholders ..................................     1,967,782     1,779,683
Shares redeemed ..................................    (3,942,400)   (5,450,983)
                                                    ------------  ------------
Net increase in shares outstanding ...............     1,337,229       278,225
Shares outstanding, beginning of year ............    18,075,997    17,797,772
                                                    ------------  ------------
Shares outstanding, end of year ..................    19,413,226    18,075,997
                                                    ============  ============

CLASS B
Shares sold ......................................       444,048       634,161
Shares issued in reinvestment of distributions
to shareholders ..................................       461,055       425,393
Shares redeemed ..................................      (633,869)     (641,944)
                                                    ------------  ------------
Net increase in shares outstanding ...............       271,234       417,610
Shares outstanding, beginning of year ............     4,663,499     4,245,889
                                                    ------------  ------------
Shares outstanding, end of year ..................     4,934,733     4,663,499
                                                    ============  ============

CLASS C
Shares sold ......................................       944,498     1,234,062
Shares issued in reinvestment of distributions
to shareholders ..................................       627,874       560,205
Shares redeemed ..................................    (1,324,229)   (1,261,722)
                                                    ------------  ------------
Net increase in shares outstanding ...............       248,143       532,545
Shares outstanding, beginning of year ............     6,225,642     5,693,097
                                                    ------------  ------------
Shares outstanding, end of year ..................     6,473,785     6,225,642
                                                    ============  ============

CLASS R
Shares sold ......................................            --         2,606
Shares issued in reinvestment of distributions
to shareholders ..................................            --            62
Shares redeemed ..................................            --        (7,664)
                                                    ------------  ------------
Net decrease in shares outstanding ...............            --        (4,996)
Shares outstanding, beginning of year ............            --         4,996
                                                    ------------  ------------
Shares outstanding, end of year ..................            --            --
                                                    ============  ============

CLASS I
Shares sold ......................................        12,710        24,627
Shares issued in reinvestment of distributions
to shareholders ..................................         7,963         6,570
Shares redeemed ..................................        (7,628)      (22,513)
                                                    ------------  ------------
Net increase in shares outstanding ...............        13,045         8,684
Shares outstanding, beginning of year ............        58,684        50,000
                                                    ------------  ------------
Shares outstanding, end of year ..................        71,729        58,684
                                                    ============  ============
--------------------------------------------------------------------------------

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
7.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on June 30, 2007.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Trustees of the Wells S&P REIT Index of the Wells Family of Real Estate Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells S&P REIT Index Fund (the "Fund") of the Wells Family of Real Estate Funds, as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                              /s/ ERNST & YOUNG LLP


Cincinnati, Ohio
February 21, 2007

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                     POSITION HELD              LENGTH OF
   TRUSTEE                                  ADDRESS                       AGE        WITH THE TRUST            TIME SERVED
-------------------------------------------------------------------------------------------------------------------------------
*Leo F.  Wells, III        6200 The Corners Parkway, Norcross, GA          63   President and Trustee      Since January 1998
 Michael R. Buchanan       1630 Misty Oaks Drive, Atlanta, GA              59   Trustee                    Since September 2002
 Richard W. Carpenter      3080 Pendenville Road, Concord, GA              69   Trustee                    Since January 1998
 Bud Carter                100 Mount Shasta Lane, Alpharetta, GA           68   Trustee                    Since May 1998
 William H. Keogler, Jr.   6631 N.W. 61st Avenue, Parkland, FL             61   Trustee                    Since April 2001
 Donald S. Moss            9165 Etching Overlook, Duluth, GA               71   Trustee                    Since May 1998
 Neil H. Strickland        4800 River Green Parkway, Duluth, GA            71   Trustee                    Since April 2001
 W. Wayne Woody            2277 Peachtree Road, NE, #807, Atlanta, GA      65   Trustee                    Since October 2003
 Randy Fretz               6200 The Corners Parkway, Norcross, GA          54   Vice President             Since February 2007
 Jill W. Maggiore          6200 The Corners Parkway, Norcross, GA          48   Vice President and
                                                                                Chief Compliance Officer   Since March 1999
 Douglas P.  Williams      6200 The Corners Parkway, Norcross, GA          56   Vice President and
                                                                                Assistant Treasurer        Since February 2005
 Robert G. Dorsey          225 Pictoria Drive, Suite 450, Cincinnati, OH   49   Vice President             Since September 2000
 Mark J. Seger             225 Pictoria Drive, Suite 450, Cincinnati, OH   45   Treasurer                  Since September 2000
 John F. Splain            225 Pictoria Drive, Suite 450, Cincinnati, OH   50   Secretary                  Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees two portfolios of the Trust, the Wells S&P REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); Wells Real Estate Advisory Services, Inc. and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President and Director of Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc. He is a Director of Wells Real Estate Investment Trust, Inc.

Michael R. Buchanan is a retired Managing Director of Bank of America. He is a Director of Wells Real Estate Investment Trust, Inc. and D.R. Horton, Inc.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holding Company (a real estate company). He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and MidCountry Financial Corp.

Bud  Carter  is  Senior   Atlanta   Chairman  for  Vintage   International   (an
international organization for CEOs). He is a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor). He is a Director of Wells Real Estate Investment Trust, Inc.

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc. He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and Wells Timberland REIT, Inc.

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================
Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency). He is also a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.

W. Wayne Woody is a retired Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and American HomePatient, Inc. (a home health care provider).

Randy Fretz is Vice President of Wells Real Estate Funds, Inc. He is also Senior Vice President of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

Douglas P. Williams is Vice President and Secretary of the Adviser and Vice President, Secretary and Treasurer and a Director of Wells Investment
Securities, Inc. He is also Executive Vice President, Secretary and Treasurer and a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.



FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended December 31, 2006. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate $38,555,534 as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2006 1099-DIV.

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The  calculations  assume no shares were bought or sold during the period.
Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

WELLS S&P Reit Index Fund - Class A
--------------------------------------------------------------------------------
                                    BEGINNING         ENDING
                                     ACCOUNT         ACCOUNT       EXPENSES
                                      VALUE           VALUE       PAID DURING
                                   JULY 1, 2006   DEC. 31, 2006     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....   $   1,000.00   $   1,191.60    $       5.47
Based on Hypothetical 5% Return
   (before expenses)...........   $   1,000.00   $   1,020.21    $       5.04
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class A annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)
================================================================================
WELLS S&P REIT INDEX FUND - CLASS B
--------------------------------------------------------------------------------
                                    BEGINNING         ENDING
                                     ACCOUNT         ACCOUNT       EXPENSES
                                      VALUE           VALUE       PAID DURING
                                   JULY 1, 2006   DEC. 31, 2006     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....   $   1,000.00   $   1,187.10    $       9.59
Based on Hypothetical 5% Return
   (before expenses)...........   $   1,000.00   $   1,016.43    $       8.84
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class B annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


WELLS S&P REIT INDEX FUND - CLASS C
--------------------------------------------------------------------------------
                                    BEGINNING         ENDING
                                     ACCOUNT         ACCOUNT       EXPENSES
                                      VALUE           VALUE       PAID DURING
                                   JULY 1, 2006   DEC. 31, 2006     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....   $   1,000.00   $   1,186.30    $       9.59
Based on Hypothetical 5% Return
   (before expenses)...........   $   1,000.00   $   1,016.43    $       8.84
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class C annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


WELLS S&P REIT INDEX FUND - CLASS I
--------------------------------------------------------------------------------
                                    BEGINNING         ENDING
                                     ACCOUNT         ACCOUNT       EXPENSES
                                      VALUE           VALUE       PAID DURING
                                   JULY 1, 2006   DEC. 31, 2006     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return....   $   1,000.00   $   1,192.10    $       4.09
Based on Hypothetical 5% Return
   (before expenses)...........   $   1,000.00   $   1,021.48    $       3.77
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class I annualized expense ratio of 0.74% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.


APPROVAL OF ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (UNAUDITED)
================================================================================
APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees of the Trust, with the Independent Trustees voting separately, has approved the continuance of the Fund's Advisory Agreement with the Adviser. Approval took place at an in-person meeting held on December 14, 2006, at which a majority of the Trustees were present.

The Independent Trustees were advised by counsel of their fiduciary obligations in approving the Advisory Agreement, and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and whether the Agreement will continue to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and
(v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's key personnel and the operations and ownership of the Adviser. The Trustees also reviewed the responsibilities of the Adviser under the Advisory Agreement and considered the quality of the services provided to the Fund, including the Adviser's oversight of the Sub-Adviser and other service providers to the Fund. The Independent Trustees were advised and supported by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed and discussed the proposed continuance of the Advisory Agreement with management of the Adviser.

The Adviser provided the Board with information to assist the Trustees with analyzing the Fund's performance. As the Fund's investment objective is to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the "Index"), the Fund's returns were compared to the returns of the Index over various periods. After reviewing these performance comparisons, it was the consensus of the Independent Trustees that there has been a high degree of correlation between the performance of the Fund and that of the Index. Based upon their review, the Trustees found that the Adviser has provided quality services and that the Fund has consistently adhered to its stated investment objective and strategies.

In reviewing the advisory fees and the total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for other similarly situated mutual funds. The Independent Trustees noted that the Fund's advisory fee before waivers (0.50%) is significantly less than the average computed by Morningstar for all real estate funds (0.81%), although most of the funds included in such average are actively managed funds rather than index funds. They further noted that the Fund's total expense ratios (0.99% for Class A shares and 1.74% for Class B and Class C shares) are significantly less than the averages for real estate funds with front-end sales loads (1.41%) and with deferred sales loads (2.14%). The Trustees concluded that, based upon the investment strategies and the long-term performance of the Fund, the advisory fees paid by the Fund are reasonable.

The Trustees also reviewed a recent balance sheet of the Adviser and an analysis of the Adviser's revenues and expenses with respect to its management of the Fund during 2006.

WELLS S&P REIT INDEX FUND
APPROVAL OF ADVISORY AGREEMENT
AND SUB-ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================
The Independent Trustees concluded that: (1) based on the performance of the Fund and the effectiveness of the Fund in achieving its stated objective, the Adviser has provided quality services; (2) the advisory fees and overall operating expenses of the Fund are well below the averages for real estate funds, as calculated and published by Morningstar; (3) the Adviser's commitment to cap overall operating expenses by waiving a portion of its advisory fees and/or reimbursing expenses of the Fund has enabled the Fund to increase returns for shareholders and maintain an overall expense ratio that is competitive with similarly managed funds; and (4) at current assets levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees also reviewed and considered the "fallout benefits" to, and the profitability of, the Adviser with regards to its management of the Fund but, given the amounts involved, viewed these as secondary factors in connection with their evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Independent Trustees to approve continuance of the Advisory Agreement. Rather, the Independent Trustees concluded, in light of a weighing and balancing of all factors considered, that the advisory fees payable by the Fund under the Advisory Agreement are fair and reasonable. The Independent Trustees determined that it would be in the best interests of the Fund and its shareholders for the Adviser to continue to serve as investment adviser and voted to renew the Advisory Agreement for an additional annual period.

APPROVAL OF SUB-ADVISORY AGREEMENT

The Board of Trustees, with the Independent Trustees voting separately, has approved an amended Sub-Advisory Agreement with the Sub-Adviser. Approval took place at an in-person meeting held on July 18, 2006, at which all of the Trustees were present. The Sub-Advisory Agreement was amended for the purpose of reducing the amount of fees paid to the Sub-Adviser by the Adviser. Under the amended Sub-Advisory Agreement, the Sub-Adviser is paid a fee at the annual rate of 0.10% of the Fund's average daily net assets, subject to a $200,000 minimum annual fee. Prior to its amendment, the Sub-Advisory Agreement provided for a fee to the Sub-Adviser at the annual rate of 0.20% of the Fund's average daily net assets up to $100 million, 0.15% of the next $400 million of such assets, and 0.10% of such assets in excess of $500 million, subject to a $120,000 minimum annual fee.

In their consideration of the amended Sub-Advisory Agreement, the Trustees evaluated and discussed the responsibilities of the Sub-Adviser under the Agreement. The Trustees also discussed the considerable experience of the Sub-Adviser in managing index funds and considered the quality and scope of services provided by the Sub-Adviser to the Fund. The Independent Trustees were advised and supported by independent counsel during their deliberations. The Independent Trustees were advised by such counsel of their fiduciary obligations in approving the Sub-Advisory Agreement.

The Independent Trustees took note of the fact that, because the Sub-Adviser's fees are paid by the Adviser (not the Fund), the lower sub-advisory fees will not directly benefit the Fund. They concluded, however, that the revised compensation schedule represents a more appropriate split of the advisory fee between the Adviser and the Sub-Adviser, particularly in light of the significant fee waivers and expense reimbursements by the Adviser over the life of the Fund. In approving the amended Sub-Advisory Agreement, the Independent Trustees concluded that the Sub-Adviser is qualified to continue to manage the Fund's assets in accordance with its investment objective and policies. Based on the performance of the Fund, the Independent Trustees believe that the nature and quality of the services provided by the Sub-Adviser have been satisfactory.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the amended Sub-Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to continue to retain the Sub-Adviser to manage the Fund's assets and to approve the Sub-Advisory Agreement, as proposed to be amended.

WELLS S&P REIT INDEX FUND               ----------------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan
Richard W. Carpenter
Bud Carter                                             W E L L S
William H. Keogler, Jr.
Donald S. Moss                                           S & P
Neil H. Strickland
W. Wayne Woody                                      REIT INDEX FUND

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER                             ----------------------------------------
Rydex Investments
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850
                                                     ANNUAL REPORT
UNDERWRITER
Wells Investment Securities, Inc.                  DECEMBER 31, 2006
6200 The Corners Parkway
Norcross, Georgia 30092
                                                        WELLS
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                             [GRAPHIC OMITTED]
Ernst & Young LLP
1900 Scripps Center                                REAL ESTATE FUNDS
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shareholder Service
Nationwide: (Toll-Free) 800-282-1581



                                        ----------------------------------------




                                        ----------------------------------------

                                     WELLS

                                [GRAPHIC OMITTED]

                               REAL ESTATE FUNDS


Dear Wells Shareholder:

Thank you for taking part in the launch of the Wells Dow Jones Wilshire Global Real Estate Securities IndexSM (RESI) Fund1 (the Fund). In addition, congratulations on being one of the Fund's inaugural shareholders and for choosing to harness the growth potential of global real estate.

The increasing popularity of REITs is spreading around the world, and we believe the global real estate market is poised for rapid growth. Real estate as an asset class has surged in popularity as more and more people are recognizing that investing in real estate -- beyond just their personal homes -- may bring much-needed balance and diversification to their portfolios.

Our Wells Dow Jones Wilshire Global RESI Index Fund seeks to mirror the holdings of the Dow Jones Wilshire Global Real Estate Securities Index, which in turn attempts to reflect the attributes of the world's growing real estate markets. We look forward to what 2007 will bring.

We are proud to continue to help you by offering innovative real estate solutions for your investment portfolio. Thanks again for your investment in the Fund. If you have any questions regarding the Fund, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit WWW.WELLSREF.COM.

Sincerely,


/s/ Leo


Leo F. Wells III
President
Wells Real Estate Funds



-------------------------------

1THE WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND PROSPECTUS INCLUDES INFORMATION ON CHARGES, EXPENSES, AND OTHER IMPORTANT FACTS. INVESTORS SHOULD CONSIDER THEIR INVESTMENT OBJECTIVES AND RISKS, ALONG WITH THE PRODUCT'S CHARGES AND EXPENSES BEFORE INVESTING. YOU CAN OBTAIN A PROSPECTUS FROM YOUR FINANCIAL REPRESENTATIVE OR BY VISITING WWW.WELLSREF.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Dow Jones Wilshire Global RESISM is calculated and distributed by Dow Jones Indexes pursuant to an agreement between Dow Jones & Company and Wilshire Associates Incorporated. "Dow Jones" and "Wilshire" are the respective service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Wells Dow Jones Wilshire Global RESI Index Fund is not sponsored, endorsed, sold, or promoted by Dow Jones or Wilshire.


P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone:1-800-282-1581   Fax:  513-587-3450   www.wellsref.com

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================
ASSETS
   Receivable for capital shares sold                             $  2,021,947
                                                                  ------------

NET ASSETS                                                        $  2,021,947
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $  2,021,947
                                                                  ------------
Net assets                                                        $  2,021,947
                                                                  ============

PRICING OF CLASS A SHARES
Net assets applicable to Class A Shares                           $  2,011,947
                                                                  ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                          201,195
                                                                  ============

Net asset value and redemption price per share (Note 1)           $      10.00
                                                                  ============
Maximum offering price per share (Note 1)                         $      10.42
                                                                  ============

PRICING OF CLASS C SHARES
Net assets applicable to Class C Shares                           $     10,000
                                                                  ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            1,000
                                                                  ============

Net asset value and redemption price per share (Note 1)           $      10.00
                                                                  ============

See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                     PERIOD
                                                                     ENDED
                                                                  DECEMBER 31,
                                                                     2006(a)
                                                                  ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
   Proceeds from shares sold                                      $  2,011,947
                                                                  ------------
Net increase in net assets from capital share
   transactions                                                      2,011,947
                                                                  ------------

CLASS C
   Proceeds from shares sold                                            10,000
                                                                  ------------
Net increase in net assets from capital share
   transactions                                                         10,000
                                                                  ------------

TOTAL INCREASE IN NET ASSETS                                         2,021,947

NET ASSETS
   Beginning of period                                                      --
                                                                  ------------
   End of period                                                  $  2,021,947
                                                                  ============

CAPITAL SHARE ACTIVITY
CLASS A
   Sold                                                                201,195
   Shares outstanding, beginning of period                                  --
                                                                  ------------
   Shares outstanding, end of period                                   201,195
                                                                  ============

CLASS C
   Sold                                                                  1,000
   Shares outstanding, beginning of period                                  --
                                                                  ------------
   Shares outstanding, end of period                                     1,000
                                                                  ============


(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.


See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS A
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                     PERIOD
                                                                     ENDED
                                                                  DECEMBER 31,
                                                                     2006(a)
                                                                  ------------

Net asset value at beginning of period                            $      10.00
                                                                  ------------

Net asset value at end of period                                  $      10.00
                                                                  ============

Total return                                                            0.00%(b)
                                                                  ============

Net assets at end of period (000's)                               $      2,012
                                                                  ============


(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

(b)  Not annualized.


See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND - CLASS C
FINANCIAL HIGHLIGHTS
PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

================================================================================

                                                                     PERIOD
                                                                     ENDED
                                                                  DECEMBER 31,
                                                                     2006(a)
                                                                  ------------

Net asset value at beginning of period                            $      10.00
                                                                  ------------

Net asset value at end of period                                  $      10.00
                                                                  ============

Total return                                                            0.00%(b)
                                                                  ============

Net assets at end of period (000's)                               $         10
                                                                  ============


(a) Represents the period from the commencement of operations (December 29, 2006) through December 31, 2006.

(b)  Not annualized.


See accompanying notes to financial statements.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006


1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells Dow Jones Wilshire Global RESI Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The public offering of Class A and Class C shares of the Fund commenced on December 29, 2006. The Fund had no operations prior to the public offering of Class A and Class C shares.

The Fund seeks to provide investment results corresponding to the performance of the Dow Jones Wilshire Global Real Estate Securities Index (the Index) by investing in the securities included in the Index.

The Fund currently offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares) and Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund is also authorized to issue and sell shares of two additional classes of shares: Class I shares (available for purchase only by clients of certain financial intermediaries) and Retirement Class shares (available for purchase only by certain retirement plans). As of December 31, 2006, the public offering of Class I shares and Retirement Class shares had not yet commenced.

Securities valuation -- The Fund's portfolio securities will be valued as of the close of the regular session of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being values, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006


to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares, Class I shares and Retirement Class shares is equal to the net asset value per share. The redemption price per share of each class of shares of the Fund is equal to the net asset value per share, except that Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Investment income -- Dividend income will be recorded on the ex-dividend date. Interest income will be accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income will be declared and paid quarterly. Net realized short-term capital gains, if any, will be distributed throughout the year and net realized long-term capital gains, if any, will be distributed at least once each year. Income dividends and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. There were no distributions during the period ended December 31, 2006.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006


Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation will be allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses will be charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class will be allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions will be accounted for on the trade date. Gains and losses on securities sold will be determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It will be the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. The Fund intends to qualify as a regulated investment company in 2007.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The majority of the dividend income recorded by the Fund is expected to be from Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). For tax purposes, a portion of these dividends will typically consist of capital gains and returns of capital. The Fund will reconcile recorded amounts with the returns of capital reported by the REITs and REOCs shortly after calendar year-end, and an adjustment, if any is required, will then be recorded by the Fund.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006


2.   TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

ADVISORY AGREEMENT
Wells Asset Management, Inc. (the Adviser) provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund will pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has contractually agreed, until at least December 31, 2009, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class A, Class C, Class I and Retirement Class shares at or below 1.09%, 1.84% 0.84% and 1.59%, respectively, per annum.

SUB-ADVISORY AGREEMENT
The Tuckerman Group, LLC (the Sub-Adviser), has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) will pay the Sub-Adviser a fee, paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets up to $50 million; 0.30% of such assets from $50 million to $100 million; and 0.25% of such assets in excess of $100 million, subject to annual minimum fee of $150,000.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus will receive a monthly fee from the Fund at an annual rate of 0.08% of the Fund's average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; and 0.03% of such assets in excess of $3 billion; subject, however, to a minimum monthly fee of $2,000.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006


TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus will receive a monthly fee from the Fund at an annual rate of $20 per account, subject to a minimum monthly fee of $1,500 for each share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund will pay Ultimus a base fee of $4,000 per month plus an asset based fee computed as a percentage of the Fund's average net assets.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted plans of distribution under which each class of shares of the Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class C shares. The annual limitation for payment of expenses pursuant to the Retirement Class plan is 0.75% of the Fund's average daily net assets attributable to Retirement Class shares.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006


3.   FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

     A. The market values of investment securities and other assets and liabilities will be translated at the closing rate of exchange each day.

     B. Purchases and sales of investment securities and income and expenses will be translated at the rate of exchange prevailing on the respective dates of such transactions.

     C. The Fund will not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations will be included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

4.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses will be included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on June 30, 2007.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

In September 2006, the FASB issued STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) No. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees of the Wells Dow Jones Wilshire Global RESI Index Fund of the Wells Family of Real Estate Funds

We have audited the accompanying statement of assets and liabilities of the Wells Dow Jones Wilshire Global RESI Index Fund (the "Fund") of the Wells Family of Real Estate Funds, as of December 31, 2006, and the statement of changes in net assets and financial highlights for the period from commencement of operations, December 29, 2006, through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Dow Jones Global RESI Index Fund of the Wells Family of Real Estate Funds at December 31, 2006, and the changes in its net assets and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ ERNST & YOUNG LLP

Cincinnati, Ohio
February 21, 2007

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                     POSITION HELD         LENGTH OF
TRUSTEE/OFFICER           ADDRESS                                        AGE         WITH THE TRUST        TIME SERVED
---------------------------------------------------------------------------------------------------------------------------------
*Leo F.  Wells, III       6200 The Corners Parkway, Norcross, GA          63     President and Trustee     Since January 1998
 Michael R. Buchanan      1630 Misty Oaks Drive, Atlanta, GA              59     Trustee                   Since September 2002
 Richard W. Carpenter     3080 Pendenville Road, Concord, GA              69     Trustee                   Since January 1998
 Bud Carter               100 Mount Shasta Lane, Alpharetta, GA           68     Trustee                   Since May 1998
 William H. Keogler, Jr.  6631 N.W. 61st Avenue, Parkland, FL             61     Trustee                   Since April 2001
 Donald S. Moss           9165 Etching Overlook, Duluth, GA               71     Trustee                   Since May 1998
 Neil H. Strickland       4800 River Green Parkway, Duluth, GA            71     Trustee                   Since April 2001
 W. Wayne Woody           2277 Peachtree Road, NE, #807, Atlanta, GA      65     Trustee                   Since October 2003
 Randy Fretz              6200 The Corners Parkway, Norcross, GA          54     Vice President            Since February 2007
 Jill W. Maggiore         6200 The Corners Parkway, Norcross, GA          48     Vice President and
                                                                                 Chief Compliance Officer  Since March 1999
 Douglas P.  Williams     6200 The Corners Parkway, Norcross, GA          56     Vice President and
                                                                                 Assistant Treasurer       Since February 2005
 Robert G. Dorsey         225 Pictoria Drive, Suite 450, Cincinnati, OH   49     Vice President            Since September 2000
 Mark J. Seger            225 Pictoria Drive, Suite 450, Cincinnati, OH   45     Treasurer                 Since September 2000
 John F. Splain           225 Pictoria Drive, Suite 450, Cincinnati, OH   50     Secretary                 Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees two portfolios of the Trust, the Wells Dow Jones Wilshire Global RESI Index Fund and the Wells S&P REIT Index Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); Wells Real Estate Advisory Services, Inc. and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President and Director of Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc. He is a Director of Wells Real Estate Investment Trust, Inc.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (CONTINUED) (UNAUDITED)

Michael R. Buchanan is a retired Managing Director of Bank of America. He is a Director of Wells Real Estate Investment Trust, Inc. and D.R. Horton, Inc.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holding Company (a real estate company). He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and MidCountry Financial Corp.

Bud Carter is Chairman of The Executive Committee (an international management consultant).

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc. He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and Wells Timberland REIT, Inc.

Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency). He is also a Director of Wells Real Estate Investment Trust, Inc. and Wells Real Estate Investment Trust II, Inc.

W. Wayne Woody is a retired Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc. and American HomePatient, Inc. (a home health care provider). Randy Fretz is Vice President of Wells Real Estate Funds, Inc. He is also Senior Vice President of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

Douglas P. Williams is Vice President and Secretary of the Adviser and Vice President, Secretary and Treasurer and a Director of Wells Investment
Securities, Inc. He is also Executive Vice President, Secretary and Treasurer and a Director of Wells Real Estate Investment Trust, Inc., Wells Real Estate Investment Trust II, Inc., Wells Timberland REIT, Inc. and Institutional REIT, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (CONTINUED) (UNAUDITED)

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
OTHER INFORMATION (UNAUDITED)

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form
N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX
APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT
(UNAUDITED)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the Advisory Agreement with the Adviser and the Sub-Advisory Agreement with the Sub-Adviser (collectively, the "Agreements") at an in-person meeting held on December 14, 2006, at which a majority of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreements and the Trustees requested such information from the Adviser and the Sub-Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements are in the best interests of the Wells Dow Jones Wilshire Global RESI Index Fund (the "Fund") and its shareholders. The Trustees considered, among other things, the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Adviser's and the Sub-Adviser's experience managing other index products, the proposed fees for the Fund and other factors deemed relevant by the Trustees. The Trustees reviewed, among other things: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) "backtested" performance information of the Dow Jones Wilshire Global Real Estate Securities Index, the performance of which the Fund will seek to replicate as closely as possible; and (3) information about the personnel of the Adviser and the Sub-Adviser who will be primarily responsible for providing services to the Fund. The Trustees also considered various factors, among them:
(1) the nature and extent of the services to be provided by the Adviser and the Sub-Adviser; (2) the fees to be charged for those services; (3) the considerable experience of the Adviser and the Sub-Adviser in managing portfolios, including investment companies, that invest in real estate securities; and (4) the Sub-Adviser's experience and technology with respect to managing index funds. The Independent Trustees were advised and supported by independent counsel experienced in securities matters throughout the process.

The Trustees evaluated and discussed the responsibilities of the Adviser and the Sub-Adviser under the Agreements. The Trustees also reviewed the background, education and experience of the Adviser's and the Sub-Adviser's key investment and operational personnel. The Trustees discussed and considered the quality of administrative and other services provided to the Trust and the Adviser's and the Sub-Adviser's compliance programs, as well as the Adviser's and the Sub-Adviser's roles in coordinating such services and programs. The Trustees also considered the Adviser's commitment to waive fees and reimburse expenses in order to maintain a competitive expense ratio, and the potential impact that such waivers and reimbursements will have as the Fund's assets grow.

The Trustees considered the past experience of the Adviser and the Sub-Adviser in managing index funds, and the qualifications of key personnel of the Adviser and the Sub-Adviser that would work with the Fund, and concluded that the Adviser and the Sub-Adviser are qualified to manage the Fund's assets in accordance with its investment objective and policies.

WELLS FAMILY OF REAL ESTATE FUNDS
WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX
APPROVAL OF ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

In reviewing the fees payable under the Advisory Agreement, the Trustees reviewed the advisory fee rates proposed to be paid by the Fund and compared such fees to the advisory fee ratios of similar mutual funds. The Trustees also compared the anticipated total operating expense ratio of the Fund, after fee waivers, with total expense ratios of representative funds with similar investment objectives considered to be in its peer group. Following discussion, the Trustees concluded that, based upon the considerations outlined above, the proposed advisory fees to be paid by the Fund are reasonable.

Following further discussion, the Trustees, including the Trust's independent Trustees, unanimously approved the Advisory Agreement and the Sub-Advisory Agreement as presented at the meeting. No single factor was considered in isolation or to be determinative to the decisions of the Trustees to approve the Advisory Agreement and the Sub-Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that approval of the Advisory Agreement and the Sub-Advisory Agreement would be in the best interests of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $55,784 and $49,500 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively.

(b) AUDIT-RELATED FEES. The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $3,500 with respect to the registrant's fiscal year ended December 31, 2006. The services comprising these fees related to the introduction of a new series of the registrant and included review of the registration statement for such new series and issuance of the principal accountant's consent with respect to such registration statement. No fees were billed with respect to the registrant's fiscal year ended December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,200 and $4,500 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and federal excise tax returns and the preparation of a request for a 30-day extension for providing registrant's shareholders with Forms 1099-DIV and 1099-B.

(d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established maximum fee levels for the various services covered under the pre-approval policies and procedures.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) During the fiscal years ended December 31, 2006 and 2005, aggregate non-audit fees of $30,170 and $15,400, respectively, were billed by the registrant's accountant for services rendered to the registrant, and
     rendered  to  the  registrant's   investment  adviser  (not  including  any
     sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant's audit committee of the board of trustees determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------



By (Signature and Title)*   /s/ Leo F. Wells III
                          ------------------------------------
                          Leo F. Wells III, President


Date          March 6, 2007
      -----------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Leo F. Wells III
                          ------------------------------------
                          Leo F. Wells III, President


Date          March 6, 2007
      -----------------------------------------------



By (Signature and Title)*   /s/ Mark J. Seger
                          ------------------------------------
                          Mark J. Seger, Treasurer


Date          March 6, 2007
      -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.